UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2010, is filed herewith

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—98.9%

	Brazil—3.0%
108,691	Banco do Brasil SA	$2,057,649
8,034	Brasil Telecom SA, ADR†, *	69,253
14,162	Brasil Telecom SA, ADR (Preference)†, *	281,116
259,200	Centrais Eletricas Brasileiras SA, SP ADR†	3,330,720
37,460	Petroleo Brasileiro SA, SP ADR†	1,229,437
56,717	Tele Norte Leste Participacoes SA, ADR	798,575
5,560	Tim Participacoes SA, ADR	183,424
19,132	Vivo Participacoes SA, ADR†	519,817
		8,469,991
	Finland—1.2%
353,100	Nokia OYJ	3,539,193

	France—14.5%
1,298,200	Alcatel-Lucent†, *	4,360,914
165,384	Carrefour SA	8,865,312
196,800	Credit Agricole SA	3,068,585
280,929	France Telecom SA	6,055,706
299,056	Natixis*	1,708,208
84,900	Renault SA*	4,358,189
109,827	Sanofi-Aventis	7,300,202
114,751	Total SA	5,899,901
		41,617,017
	Germany—4.5%
37,120	Deutsche Bank AG, Registered	2,026,648
551,400	Deutsche Telekom AG, Registered	7,525,288
26,870	Volkswagen AG (Preference)	3,235,170
		12,787,106
	Italy—8.0%
339,700	Eni SpA	7,313,335
1,396,080	Intesa Sanpaolo SpA	4,523,579
2,682,238	Telecom Italia SpA	3,739,040
4,975,190	Telecom Italia SpA-RSP	5,592,313
492,500	UniCredit SpA	1,254,536
1,228,600	Unipol Gruppo Finanziario SpA (Preference)	601,523
		23,024,326
	Japan—26.9%
169,000	Akita Bank, Ltd. (The)†	564,412
122,600	Canon, Inc.	5,716,148
520,000	Chuo Mitsui Trust Holdings, Inc.	1,724,204
220,000	Dai Nippon Printing Co., Ltd.†	2,683,505
117,238	Daiichi Sankyo Co., Ltd.†	2,382,932
164,300	FUJIFILM Holdings Corp.†	5,437,988
228	Japan Tobacco, Inc.	758,453
894,500	Mitsubishi UFJ Financial Group, Inc.†	4,165,196
2,272,000	Mizuho Financial Group, Inc.	3,317,979
226,699	MS & AD Insurance Group†	5,202,083
107,400	Nippon Telegraph & Telephone Corp.	4,686,055
387,000	NKSJ Holdings, Inc.*	2,427,436

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Japan (Continued)
94,000	Ono Pharmaceutical Co., Ltd.	$4,090,136
94,800	Rohm Co., Ltd.†	5,844,147
95,000	Seven & I Holdings Co., Ltd.	2,224,324
146,000	Sony Corp.	4,510,725
138,600	Sumitomo Mitsui Financial Group, Inc.†	4,034,896
114,000	Taisho Pharmaceutical Co., Ltd.†	2,304,836
81,400	Takeda Pharmaceutical Co., Ltd.†	3,736,761
81,900	TDK Corp.†	4,563,616
165,800	Tokio Marine Holdings, Inc.†	4,469,495
59,500	Toyota Motor Corp.	2,135,276
		76,980,603
	Mexico—2.3%
452,931	Cemex SAB de CV, SP ADR*	3,849,914
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	2,718,753
		6,568,667
	Netherlands—8.3%
678,333	Aegon NV*	4,054,533
48,900	Akzo Nobel NV	3,009,639
289,232	Koninklijke Ahold NV	3,889,500
90,501	SNS Reaal*	369,859
548,700	STMicroelectronics NV†	4,190,840
173,882	Unilever NV CVA	5,184,814
145,442	Wolters Kluwer NV	3,046,138
		23,745,323
	New Zealand—0.3%
651,951	Telecom Corp. of New Zealand, Ltd.	964,593

	Portugal—2.4%
504,908	Portugal Telecom SGPS SA, Registered	6,722,548

	South Korea—2.2%
214,900	Korea Electric Power Corp., SP ADR†, *	2,778,657
199,977	SK Telecom Co., Ltd., ADR	3,493,598
		6,272,255
	Spain—1.6%
185,512	Telefonica SA	4,582,963

	Sweden—1.3%
341,730	Telefonaktiebolaget LM Ericsson, Series B	3,736,548

	Switzerland—5.8%
132,600	Swiss Reinsurance, Co., Ltd., Registered	5,825,288
10,440	Swisscom AG, Registered	4,218,149
227,462	Tyco Electronics, Ltd.	6,646,440
		16,689,877
	United Kingdom—16.6%
121,619	AstraZeneca Plc	6,185,512
801,994	Barclays Plc	3,779,325
330,550	BP Plc	2,224,228

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
260,107	GlaxoSmithKline Plc	$5,132,442
261,900	Home Retail Group Plc	848,602
4,709,800	ITV Plc*	4,418,901
826,500	J Sainsbury Plc	5,079,110
1,452,600	Kingfisher Plc	5,350,991
1,341,738	Marks & Spencer Group Plc	8,190,543
847,201	WM Morrison Supermarkets Plc	3,940,389
98,569	Wolseley Plc*	2,479,078
		47,629,121

	TOTAL FOREIGN COMMON STOCKS (Cost $368,377,011)	283,330,131

		Expiration Date

	RIGHTS—0.1%

	Germany—0.1%
37,120	Deutsche Bank AG *
	(Cost $0)	10/05/2010	179,215

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—17.7%

$1,231,858	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2010	1,231,858

Shares
49,571,916	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	49,571,916

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,803,774)	50,803,774

	TOTAL INVESTMENTS AT MARKET VALUE—116.7% (Cost $419,180,785)	334,313,120
	Liabilities in Excess of Other Assets—(16.7)%	(47,723,213)
	NET ASSETS—100.0%	$286,589,907

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2010, industry sector diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	16.7%
Pharmaceuticals	10.9%
Commercial Banks	10.5%
Food and Staples Retailing	8.4%
Insurance	7.9%
Electronic Equipment, Instruments & Components	5.8%
Oil, Gas and Consumable Fuels	5.8%
Communications Equipment	4.1%
Semiconductors and Semiconductor Equipment	3.5%
Automobiles	3.4%
Multiline Retail	2.9%
Media	2.6%
Electric Utilities	2.1%
Office Electronics	2.0%
Specialty Retail	1.9%
Food Products	1.8%
Household Durables	1.6%
Wireless Telecommunication Services	1.5%
Construction Materials	1.3%
Chemicals	1.0%
Commercial Services & Supplies	0.9%
Trading Companies and Distributors	0.9%
Capital Markets	0.8%
Internet and Catalog Retail	0.3%
Tobacco	0.3%
Diversified Financial Services	0.1%
Short-Term Investments	17.7%
Total	116.7%

The accompanying notes are an integral part of these Schedule of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Shares		Value (Note 1)

	COMMON STOCKS—99.1%

	Aerospace & Defense—1.3%
22,800	Rockwell Collins, Inc.	$1,328,100

	Air Freight and Logistics—8.2%
49,600	C. H. Robinson Worldwide, Inc.†	3,468,032
98,700	Expeditors International of Washington, Inc.	4,562,901
		8,030,933
	Beverages—5.6%
45,300	PepsiCo, Inc.	3,009,732
77,900	SABMiller Plc, SP ADR†	2,485,010
		5,494,742
	Biotechnology—7.1%
121,900	Celgene Corp.*	7,022,659

	Capital Markets—4.9%
114,700	Invesco, Ltd.	2,435,081
63,900	State Street Corp.	2,406,474
		4,841,555
	Chemicals—2.8%
30,900	Praxair, Inc.	2,789,034

	Communications Equipment—6.3%
135,300	Cisco Systems, Inc.*	2,963,070
30,900	F5 Networks, Inc.*	3,207,729
		6,170,799
	Computers and Peripherals—10.7%
21,350	Apple, Inc.*	6,058,063
89,900	NetApp, Inc.*	4,476,121
		10,534,184
	Energy Equipment and Services—3.6%
56,700	Schlumberger, Ltd.	3,493,287

	Food Products—2.2%
41,400	Nestle SA, SP ADR	2,212,002

	Health Care Equipment and Supplies—10.2%
28,400	Gen-Probe, Inc.†, *	1,376,264
10,800	Intuitive Surgical, Inc.*	3,064,392
34,200	Stryker Corp.	1,711,710

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Health Care Equipment and Supplies (Continued)
63,800	Varian Medical Systems, Inc.†, *	$3,859,900
		10,012,266
	Hotels, Restaurants & Leisure—2.9%
38,300	McDonald’s Corp.	2,853,733

	Household Products—1.5%
18,700	Colgate-Palmolive Co.	1,437,282

	Industrial Conglomerates—2.6%
29,400	3M Co.	2,549,274

	Internet and Catalog Retail—6.4%
16,500	Amazon.com, Inc.*	2,591,490
10,650	Priceline.com, Inc.*	3,709,821
		6,301,311
	Internet Software and Services—5.1%
9,600	Google, Inc., Class A*	5,047,584

	IT Services—4.8%
73,900	Cognizant Technology Solutions Corp., Class A*	4,764,333

	Multiline Retail—3.6%
65,400	Target Corp.	3,494,976

	Pharmaceuticals—4.8%
44,900	Allergan, Inc.	2,987,197
17,300	Novo Nordisk A/S, SP ADR	1,703,012
		4,690,209
	Semiconductors and Semiconductor Equipment—1.8%
59,600	Altera Corp.†	1,797,536

	Software—2.7%
100,300	Adobe Systems, Inc.*	2,622,845

	TOTAL COMMON STOCKS (Cost $84,481,376)	97,488,644

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—9.3%

$862,811	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2010	862,811

The accompanying notes are an integral part of these Schedule of Investments.

Shares
8,228,356	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	8,228,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,091,167)	9,091,167

	TOTAL INVESTMENTS AT MARKET VALUE—108.4% (Cost $93,572,543)	106,579,811
	Liabilities in Excess of Other Assets—(8.4)%	(8,226,207)
	NET ASSETS—100.0%	$98,353,604

Notes to the Schedule of Investments:

SP ADR—Sponsored American Depositary Receipt

†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2010, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	31.4%
Health Care	22.1%
Consumer Discretionary	12.9%
Industrials	12.1%
Consumer Staples	9.3%
Financials	4.9%
Energy	3.6%
Materials	2.8%
Short-Term Investments	9.3%
Total	108.4%

The accompanying notes are an integral part of these Schedule of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Shares		Value (Note 1)

	COMMON STOCKS—97.4%

	Aerospace & Defense—2.2%
20,950	Goodrich Corp.	$1,544,644
59,990	Orbital Sciences Corp.*	917,847
111,500	Taser International, Inc.†, *	432,620
		2,895,111
	Air Freight and Logistics—0.8%
38,100	Hub Group, Inc., Class A*	1,114,806

	Airlines—1.4%
10,500	Alaska Air Group, Inc.*	535,815
45,800	AMR Corp.*	287,166
99,500	JetBlue Airways Corp.†, *	665,655
12,800	United Continental Holdings Inc.*	302,464
		1,791,100
	Auto Components—1.3%
19,800	Autoliv, Inc.†	1,293,534
22,300	Gentex Corp.	435,073
		1,728,607
	Biotechnology—0.9%
32,400	BioMarin Pharmaceutical, Inc.†, *	724,140
95,500	Nanosphere, Inc.†, *	480,365
		1,204,505
	Building Products—1.0%
22,600	AO Smith Corp.	1,308,314

	Capital Markets—1.8%
66,100	GFI Group, Inc.	306,704
34,700	Raymond James Financial, Inc.	878,951
42,600	Waddell & Reed Financial, Inc., Class A	1,165,536
		2,351,191
	Chemicals—3.1%
32,400	Albemarle Corp.	1,516,644
49,500	Cabot Corp.	1,612,215
13,700	FMC Corp.	937,217
		4,066,076
	Commercial Banks—1.4%
338,300	CapitalSource, Inc.	1,806,522

	Commercial Services & Supplies—2.0%
18,200	Clean Harbors, Inc.*	1,233,050
33,400	Republic Services, Inc.	1,018,366
18,920	Ritchie Bros. Auctioneers, Inc.†	392,968
		2,644,384
	Communications Equipment—2.4%
19,100	ADTRAN, Inc.	674,230
29,590	Anaren, Inc.*	496,816

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Communications Equipment (Continued)
86,314	Arris Group, Inc.*	$843,288
18,700	Ciena Corp.*	291,159
34,500	CommScope, Inc.*	819,030
		3,124,523
	Computers and Peripherals—2.6%
68,842	Avid Technology, Inc.†, *	902,519
26,850	Diebold, Inc.	834,766
26,200	Seagate Technology Plc*	308,636
47,000	Western Digital Corp.*	1,334,330
		3,380,251
	Construction and Engineering—3.1%
54,720	Chicago Bridge & Iron Co., NV*	1,337,904
20,980	Fluor Corp.†	1,039,139
30,800	Foster Wheeler AG*	753,368
14,180	Jacobs Engineering Group, Inc.*	548,766
21,700	Quanta Services, Inc.*	414,036
		4,093,213
	Containers and Packaging—3.4%
134,000	Crown Holdings, Inc.*	3,840,440
29,000	Packaging Corp. of America	671,930
		4,512,370
	Distributors—0.3%
16,200	LKQ Corp.*	336,960

	Diversified Consumer Services—1.0%
36,000	Sotheby’s	1,325,520

	Diversified Telecommunication Services—1.7%
98,500	Cogent Communications Group, Inc.*	932,795
174,800	Premiere Global Services, Inc.*	1,237,584
		2,170,379
	Electrical Equipment—2.2%
63,100	Belden, Inc.	1,664,578
7,300	Franklin Electric Co., Inc.	242,068
13,700	Hubbell, Inc., Class B	695,275
7,100	Thomas & Betts Corp.*	291,242
		2,893,163
	Electronic Equipment, Instruments & Components—5.6%
28,300	Cognex Corp.	759,006
33,200	DTS, Inc.†, *	1,267,244
168,500	Flextronics International, Ltd.*	1,017,740
13,200	Itron, Inc.*	808,236
46,500	Jabil Circuit, Inc.	670,065
10,900	OSI Systems, Inc.*	395,888

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
78,600	Rogers Corp.*	$2,474,328
		7,392,507
	Energy Equipment and Services—2.9%
12,300	Core Laboratories NV†	1,082,892
25,500	Dril-Quip, Inc.†, *	1,583,805
25,760	Noble Corp.	870,430
31,000	Willbros Group, Inc.*	284,270
		3,821,397
	Food Products—0.3%
26,200	Smithfield Foods, Inc.*	440,946

	Health Care Equipment and Supplies—6.8%
13,700	Beckman Coulter, Inc.†	668,423
6,100	CONMED Corp.*	136,701
62,900	Cooper Cos., Inc. (The)†	2,907,238
192,200	Dexcom, Inc.†, *	2,540,884
140,400	Insulet Corp.†, *	1,985,256
65,200	Syneron Medical, Ltd.*	646,784
		8,885,286
	Health Care Providers and Services—1.8%
25,800	Catalyst Health Solutions, Inc.*	908,418
18,000	Mednax, Inc.*	959,400
24,600	VCA Antech, Inc.†, *	518,814
		2,386,632
	Health Care Technology—0.6%
23,000	athenahealth, Inc.†, *	759,460

	Hotels, Restaurants & Leisure—0.3%
15,500	Cheesecake Factory, Inc. (The)†, *	410,285

	Household Durables—0.9%
35,100	Harman International Industries, Inc.*	1,172,691

	Industrial Conglomerates—0.3%
13,200	Carlisle Cos., Inc.	395,340

	Insurance—2.7%
13,400	Everest Re Group, Ltd.	1,158,698
49,500	W. R. Berkley Corp.†	1,339,965
35,100	Willis Group Holdings Plc	1,081,782
		3,580,445
	Internet Software and Services—2.7%
18,500	comScore, Inc.†, *	435,120
28,300	Constant Contact, Inc.†, *	606,469
7,300	Equinix, Inc.*	747,155
47,500	Monster Worldwide, Inc.†, *	615,600
48,300	QuinStreet, Inc.†, *	725,949

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Internet Software and Services (Continued)
12,800	VeriSign, Inc.*	$406,272
		3,536,565
	IT Services—2.8%
7,300	Alliance Data Systems Corp.†, *	476,398
85,700	Amdocs, Ltd.*	2,456,162
11,400	Global Payments, Inc.	488,946
47,000	Ness Technologies, Inc.*	211,500
		3,633,006
	Life Sciences Tools and Services—2.5%
35,600	ICON Plc, SP ADR*	769,672
27,400	Illumina, Inc.†, *	1,348,080
21,900	Pharmaceutical Product Development, Inc.	542,901
39,000	QIAGEN NV†, *	691,860
		3,352,513
	Machinery—3.8%
54,300	Albany International Corp., Class A†	1,027,356
18,700	Kadant, Inc.†, *	353,617
27,400	Kaydon Corp.	948,040
19,600	Navistar International Corp.*	855,344
19,800	Pall Corp.	824,472
8,700	Pentair, Inc.†	292,581
17,600	WABCO Holdings, Inc.*	738,144
		5,039,554
	Marine—0.3%
10,500	Kirby Corp.†, *	420,630

	Metals and Mining—1.1%
18,500	Brush Engineered Materials, Inc.*	526,140
62,200	Hecla Mining Co.*	393,104
18,700	RTI International Metals, Inc.*	572,594
		1,491,838
	Multiline Retail—1.0%
25,660	Dollar Tree, Inc.*	1,251,182

	Oil, Gas and Consumable Fuels—5.3%
24,200	Cabot Oil & Gas Corp.	728,662
24,200	CONSOL Energy, Inc.	894,432
19,800	Continental Resources, Inc.†, *	917,928
39,700	Denbury Resources, Inc.*	630,833
17,800	InterOil Corp.†, *	1,218,232
15,000	Massey Energy Co.	465,300
72,000	Rex Energy Corp.†, *	921,600

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
45,600	World Fuel Services Corp.†	$1,186,056
		6,963,043
	Paper and Forest Products—0.4%
30,500	Neenah Paper, Inc.	463,600

	Personal Products—0.2%
9,300	Nu Skin Enterprises, Inc., Class A	267,840

	Pharmaceuticals—0.5%
10,000	Perrigo Co.†	642,200

	Real Estate Investment Trusts (REITs)—1.9%
98,500	Annaly Capital Management, Inc., REIT	1,733,600
201,100	Chimera Investment Corp., REIT	794,345
		2,527,945
	Road and Rail—1.3%
21,400	Kansas City Southern†, *	800,574
23,300	Landstar System, Inc.	899,846
		1,700,420
	Semiconductors and Semiconductor Equipment—11.2%
53,600	Actel Corp.†, *	854,920
42,400	Altera Corp.†	1,278,784
42,200	ATMI, Inc.†, *	627,092
23,000	Cabot Microelectronics Corp.*	740,140
32,600	Cymer, Inc.*	1,208,808
37,800	Fairchild Semiconductor International, Inc.*	355,320
124,520	Integrated Device Technology, Inc.*	728,442
53,800	International Rectifier Corp.†, *	1,134,642
52,900	Maxim Integrated Products, Inc.	979,179
43,800	Microsemi Corp.*	751,170
47,000	Monolithic Power Systems, Inc.*	767,510
41,040	National Semiconductor Corp.	524,081
87,300	PMC-Sierra, Inc.*	642,528
4,800	Power Integrations, Inc.†	152,592
17,300	Silicon Laboratories, Inc.†, *	634,045
161,170	Skyworks Solutions, Inc.*	3,332,995
		14,712,248
	Software—2.4%
8,200	Ariba, Inc.*	154,980
24,600	Manhattan Associates, Inc.*	722,010
20,700	Motricity, Inc.†, *	248,607
16,600	Rovi Corp.*	836,806
49,000	Sonic Solutions†, *	557,620
63,900	TiVo, Inc.†, *	578,934
		3,098,957
	Specialty Retail—1.5%
145,340	Chico’s FAS, Inc.	1,528,977

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Specialty Retail (Continued)
11,900	Tractor Supply Co.	$471,954
		2,000,931
	Trading Companies and Distributors—0.9%
22,100	Watsco, Inc.†	1,230,528

	Wireless Telecommunication Services—2.8%
89,100	MetroPCS Communications, Inc.†, *	931,986
40,800	NII Holdings, Inc.*	1,676,880
20,300	SBA Communications Corp.*	818,090
11,600	Syniverse Holdings, Inc.*	262,972
		3,689,928

	TOTAL COMMON STOCKS (Cost $100,360,005)	128,014,912

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—22.1%

$3,484,070	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2010	3,484,070

Shares
25,530,478	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	25,530,478

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,014,548)	29,014,548

	TOTAL INVESTMENTS AT MARKET VALUE—119.5% (Cost $129,374,553)	157,029,460
	Liabilities in Excess of Other Assets—(19.5)%	(25,572,451)
	NET ASSETS—100.0%	$131,457,009

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2010, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	29.6%
Industrials	19.4%
Health Care	13.1%
Energy	8.2%
Materials	8.0%
Financials	7.8%
Consumer Discretionary	6.3%
Telecommunication Services	4.5%
Consumer Staples	0.5%
Short-Term Investments	22.1%
Total	119.5%

The accompanying notes are an integral part of these Schedule of Investments.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

Shares		Value (Note 1)

	COMMON STOCKS—98.5%

	Aerospace & Defense—5.9%
30,400	General Dynamics Corp.	$1,909,424
15,270	Precision Castparts Corp.	1,944,634
		3,854,058
	Biotechnology—2.5%
30,370	Amgen, Inc.*	1,673,691

	Capital Markets—8.9%
53,930	Bank of New York Mellon Corp. (The)	1,409,191
6,620	Goldman Sachs Group, Inc. (The)	957,120
84,420	Morgan Stanley	2,083,485
36,980	State Street Corp.	1,392,667
		5,842,463
	Chemicals—2.4%
17,190	Praxair, Inc.	1,551,569

	Commercial Banks—5.9%
32,360	CIT Group, Inc.*	1,320,935
66,830	U.S. Bancorp	1,444,865
43,430	Wells Fargo & Co.	1,091,396
		3,857,196
	Communications Equipment—3.2%
72,910	Cisco Systems, Inc.*	1,596,729
11,770	QUALCOMM, Inc.	531,062
		2,127,791
	Computers and Peripherals—2.9%
3,290	Apple, Inc.*	933,537
16,660	EMC Corp.*	338,365
15,610	Hewlett-Packard Co.	656,713
		1,928,615
	Diversified Financial Services—6.8%
146,470	Bank of America Corp.	1,920,222
67,310	JPMorgan Chase & Co.	2,562,491
		4,482,713
	Electronic Equipment, Instruments & Components—1.5%
28,600	Agilent Technologies, Inc.*	954,382

	Energy Equipment and Services—1.9%
19,990	Schlumberger, Ltd.	1,231,584

	Food and Staples Retailing—2.3%
23,690	CVS Caremark Corp.	745,524
14,690	Wal-Mart Stores, Inc.	786,209
		1,531,733
	Health Care Equipment and Supplies—2.2%
15,820	Baxter International, Inc.	754,772

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Health Care Equipment and Supplies (Continued)
9,660	Becton, Dickinson & Co.	$715,806
		1,470,578
	Health Care Providers and Services—1.6%
17,240	McKesson Corp.	1,065,087

	Hotels, Restaurants & Leisure—4.6%
24,420	McDonald’s Corp.	1,819,534
26,890	Yum! Brands, Inc.	1,238,554
		3,058,088
	Household Products—2.2%
22,680	Kimberly-Clark Corp.	1,475,334

	Insurance—2.7%
14,070	Chubb Corp.	801,849
19,260	Travelers Cos., Inc. (The)	1,003,446
		1,805,295
	Internet Software and Services—3.3%
37,150	eBay, Inc.†, *	906,460
2,420	Google, Inc., Class A*	1,272,412
		2,178,872
	IT Services—6.4%
24,750	Computer Sciences Corp.	1,138,500
16,120	International Business Machines Corp.	2,162,337
4,060	MasterCard, Inc., Class A	909,440
		4,210,277
	Life Sciences Tools and Services—1.3%
17,470	Thermo Fisher Scientific, Inc.*	836,464

	Metals and Mining—2.0%
31,780	Teck Resources, Ltd., Class B	1,308,065

	Multiline Retail—1.9%
23,490	Kohl’s Corp.*	1,237,453

	Oil, Gas and Consumable Fuels—10.4%
27,110	Chevron Corp.	2,197,265
39,180	CONSOL Energy, Inc.	1,448,093
20,990	Devon Energy Corp.	1,358,893
23,170	Occidental Petroleum Corp.	1,814,211
		6,818,462
	Paper and Forest Products—2.6%
78,490	International Paper Co.	1,707,157

	Pharmaceuticals—3.1%
11,190	Johnson & Johnson	693,333

The accompanying notes are an integral part of these Schedule of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
19,790	Shire Plc, ADR	$1,331,471
		2,024,804
	Road and Rail—2.5%
29,660	CSX Corp.	1,640,791

	Software—4.9%
69,800	Microsoft Corp.	1,709,402
56,200	Oracle Corp.	1,508,970
		3,218,372
	Specialty Retail—2.6%
5,700	AutoZone, Inc.*	1,304,787
13,620	Home Depot, Inc. (The)	431,482
		1,736,269

	TOTAL COMMON STOCKS (Cost $57,259,861)	64,827,163

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—2.7%

$1,005,962	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	10/01/2010	1,005,962

Shares
789,425	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	789,425

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,795,387)	1,795,387

	TOTAL INVESTMENTS AT MARKET VALUE—101.2% (Cost $59,055,248)	66,622,550
	Liabilities in Excess of Other Assets—(1.2)%	(804,824)
	NET ASSETS—100.0%	$65,817,726

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

†	Denotes all or a portion of security on loan (Note 1).
*	Non-income producing security
††	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedule of Investments.

At September 30, 2010, industry sector diversification of the M Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	24.3%
Information Technology	22.2%
Energy	12.2%
Health Care	10.7%
Consumer Discretionary	9.2%
Industrials	8.4%
Materials	6.9%
Consumer Staples	4.6%
Short-Term Investments	2.7%
Total	101.2%

The accompanying notes are an integral part of these Schedule of Investments.

M Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of September 30, 2010, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund (formerly Brandes International Equity Fund), M Large Cap Growth Fund, M Capital Appreciation Fund (formerly Frontier Capital Appreciation Fund) and M Business Opportunity Value Fund (formerly Business Opportunity Value Fund) (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value.  The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2010, (i) all of the Funds’ long-term investments were classified as Level 1, as represented on the Schedule of Investments; and (ii) all of the Funds’ short-term investments were classified as Level 2.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$280,263,382	$—	$—	$280,263,382

*  The Fund(s) recognize transfers between levels that occurred between January 1, 2010, and  September 30, 2010.

Financial assets were transferred from Level 2 to Level 1 due to a change in the price source.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral.  A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.  Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to State Street Bank and Trust as the securities lending agent, is the source of the Fund’s securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At September 30, 2010, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$47,303,417	$49,571,916
M Large Cap Growth Fund	8,046,403	8,228,356
M Capital Appreciation Fund	24,874,386	25,530,478
M Business Opportunity Value Fund	770,479	789,425

2.    Tax Information

At September 30, 2010, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$419,180,818	$20,328,116	$(105,195,814)	$(84,867,698)
M Large Cap Growth Fund	94,013,472	15,081,925	(2,515,586)	12,566,339
M Capital Appreciation Fund	130,342,065	34,608,608	(7,921,213)	26,687,395
M Business Opportunity Value Fund	60,972,829	7,231,835	(1,582,114)	5,649,721

The Funds did not have any unrecognized tax benefits at September 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended September 30, 2010, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2006 through December 2009. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	November 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	November 10, 2010

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	November 10, 2010